Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Equity [Abstract]
Schedule of Preferred Stock Activity

The activity related to the Series A Preferred Stock for the three months ended September 30, 2016, and the fiscal year ended June 30, 2016, is as follows:

	THREE MONTHS ENDED September 30, 2016		FISCAL YEAR ENDED June 30, 2016
	Number of shares	Amount	Number of shares	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	22,683,428	$23,501	21,162,697	$25,850
PIK dividend shares issued	132,320	162	1,520,731	1,858
Adjustment to redemption value	—	(162)	—	(4,207)
Redemption	(22,815,748)	(23,501)	—	—

Balance at end of period	—	$—	22,683,428	$23,501

The following table summarizes the Series A Preferred Stock activity for the fiscal years ended:

	June 30,
	2016		2015
	Number of shares issued	Amount	Number of shares issued	Amount
	(In thousands, except share amounts)
Fiscal year opening balance	21,162,697	$25,850	20,089,436	$24,539
Current year PIK dividends shares issued	1,520,731	1,858	1,073,261	1,311
Adjustment to redemption value	—	(4,207)	—	—

Fiscal year closing balance	22,683,428	$23,501	21,162,697	$25,850